Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Participant contributions	$ 6,763,852
Rollover contributions	1,252,952
Employer contributions	2,459,065
Interest and dividends	5,282,110
Interest income on notes receivable from participants	197,163
Total additions	15,955,142
Deductions:
Benefits paid to participants	13,948,283
Administrative expenses	45,580
Total deductions	13,993,863
Net gain in fair value of investments	11,912,509
Net increase	13,873,788
Net assets available for benefits:
Beginning of year	99,734,181
End of year	$ 113,607,969